Financial instruments - Schedule of Interest Rate Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair value of asset and liability derivatives:
Fair value of financial instruments asset	$ 60,188	$ 41,031
Fair value of financial instruments liability	$ 425,375	$ 606,740